Concentration, Geographic (Details) - Customer	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts Receivable [Member]
Concentration Geographic (Textual)
Number of customers	8
Customer One [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	15.00%	5.80%	8.60%
Number of customers	1
Customer One [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	11.47%	12.70%	56.00%
Number of customers	5
Customer Four [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage		4.40%	2.40%
Customer Four [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	15.53%	10.30%	13.00%
Number of customers	5
Customer Three [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage		4.60%	2.40%
Customer Three [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	10.30%	11.20%	13.00%
Number of customers	5
Customer Two [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage		5.40%	2.60%
Customer Two [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	12.94%	12.20%	13.60%
Number of customers	5
Customer Five [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	30.19%
Number of customers	5
Fifteen customers [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	75.82%
Number of customers	15